Post Balance Sheet Events	12 Months Ended
Dec. 31, 2021
Disclosure of events after reporting period [text block] [Abstract]
POST BALANCE SHEET EVENTS

28. POST BALANCE SHEET EVENTS

On 13 January 2022, the Company announced that Dr. Thomas Adams passed away on January 9, 2022. He had served as a member of Tiziana Life Science’s Board of Directors since February 2021.

On 24 January 2022, the Company announced that its Board of Directors has today authorized the Company’s management to implement a stock repurchase program for up to $5 million of the Company’s common shares at any time. The term of the board authorization is until December 31, 2022. The repurchase program may be suspended or discontinued at any time and will be funded using the Company’s working capital.